(33) FINANCIAL INSTRUMENTS (Details 6) - Interest Rate Hedge [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Exposure	R$ (7,992,164)
Decrease (increase) Scenario I	(741,971)
Decrease (increase) Raise/drop of index by 25%	(1,076,306)
Decrease (increase) Raise/drop of index by 50%	(1,410,640)
CDI [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	R$ (10,582,258)
Risk	raise of CDI
Decrease (increase) Scenario I	R$ (695,254)
Decrease (increase) Raise/drop of index by 25%	(869,068)
Decrease (increase) Raise/drop of index by 50%	(1,042,882)
CDI [Member] | Financial Liability Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	(7,104,019)
Decrease (increase) Scenario I	(466,734)
Decrease (increase) Raise/drop of index by 25%	(583,418)
Decrease (increase) Raise/drop of index by 50%	(700,101)
CDI [Member] | Derivatives - Plain Vanilla Swap [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	(5,658,788)
Decrease (increase) Scenario I	(371,782)
Decrease (increase) Raise/drop of index by 25%	(464,728)
Decrease (increase) Raise/drop of index by 50%	(557,674)
CDI [Member] | Financial Asset Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	2,180,549
Decrease (increase) Scenario I	143,262
Decrease (increase) Raise/drop of index by 25%	179,078
Decrease (increase) Raise/drop of index by 50%	214,893
IGP-M [Member] | Financial Liability Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	R$ (153,424)
Risk	raise of IGP-M
Decrease (increase) Scenario I	R$ (4,894)
Decrease (increase) Raise/drop of index by 25%	(6,118)
Decrease (increase) Raise/drop of index by 50%	(7,341)
TJLP [Member] | Financial Liability Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	R$ (4,829,388)
Risk	raise of TJLP and TLP
Decrease (increase) Scenario I	R$ (339,506)
Decrease (increase) Raise/drop of index by 25%	(424,382)
Decrease (increase) Raise/drop of index by 50%	(509,259)
IPCA [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	R$ 6,178,865
Risk	drop in the IPCA
Decrease (increase) Scenario I	R$ 206,374
Decrease (increase) Raise/drop of index by 25%	154,780
Decrease (increase) Raise/drop of index by 50%	103,187
IPCA [Member] | Financial Liability Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	(1,801,795)
Decrease (increase) Scenario I	(60,180)
Decrease (increase) Raise/drop of index by 25%	(45,135)
Decrease (increase) Raise/drop of index by 50%	(30,090)
IPCA [Member] | Derivatives - Plain Vanilla Swap [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	550,511
Decrease (increase) Scenario I	18,387
Decrease (increase) Raise/drop of index by 25%	13,790
Decrease (increase) Raise/drop of index by 50%	9,194
IPCA [Member] | Concession financial asset
Disclosure of detailed information about financial instruments [line items]
Exposure	7,430,149
Decrease (increase) Scenario I	248,167
Decrease (increase) Raise/drop of index by 25%	186,125
Decrease (increase) Raise/drop of index by 50%	124,083
SELIC [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	R$ 1,394,041
Risk	drop in the SELIC
Decrease (increase) Scenario I	R$ 91,309
Decrease (increase) Raise/drop of index by 25%	68,482
Decrease (increase) Raise/drop of index by 50%	45,655
SELIC [Member] | Financial Liability Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	(114,117)
Decrease (increase) Scenario I	(7,475)
Decrease (increase) Raise/drop of index by 25%	(5,606)
Decrease (increase) Raise/drop of index by 50%	(3,737)
SELIC [Member] | Sector Financial Asset and Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	1,508,158
Decrease (increase) Scenario I	98,784
Decrease (increase) Raise/drop of index by 25%	74,088
Decrease (increase) Raise/drop of index by 50%	R$ 49,392